Key Assumptions Used to Calculate Fair Value of Warrants (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Fair value		$ 3,268	$ 0
Convertible Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Risk-free interest rate	2.64%	1.78%
Expected volatility	84.50%	84.50%
Term (years)	3 years 3 months	4 years
Fair value	$ 3,095	$ 3,268